Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2015
Document Creation Date	dei_DocumentCreationDate	Mar. 09, 2015